CONVERTIBLE NOTE PAYABLE	12 Months Ended
Dec. 31, 2023
Convertible Note Payable
CONVERTIBLE NOTE PAYABLE

16. CONVERTIBLE NOTE PAYABLE

In October 2019, March 2020, and September 2020, the Company issued Convertible Promissory Notes with principal amount of $1.04 million, $1.48 million and $1.48 million, respectively (Note-1, Note-2, and Note-3, collectively “Notes”). All three Notes mature in 12 months from the issue dates of the Notes (the “Maturity Dates”), carrying an interest rate of 5% per annum and an original issue discount (OID) to cover investors’ transaction costs of the Notes. As of December 31, 2021, there was no outstanding balance and unamortized debt issuance cost of Note-1, Note-2 and Note-3.

In conjunction with issuance of the Notes, the Company also issued the holders of the Notes warrants to purchase 2,667, 5,334, and 5,334 ordinary shares of the Company, at an exercise price of $90.0 with a cashless-exercise option. The warrants will expire in three years from the dates of issuance, respectively.

In June 2021, the investor of Note-3 converted $740,000 of principal amount of the convertible note along with accrued interest of $26,208 into 29,871 ordinary shares of the Company with no par value at a conversion price of $25.65. In October 2021, a total of $777,000 including outstanding principal amount of $740,000 and accrued interest of $37,000 of Note-3 was repaid to the investor. As a result, the outstanding balance of Note-3 was $nil as of December 31, 2021.

The Company recognized interest expense of approximately $354,000 for Note-3 including interest relating to contractual interest obligation of $55,000 and amortization of debt discount of $299,000 for the year ended December 31, 2021.

On September 27, 2023, the Company issued a Convertible Promissory Note (“Note”) in a private placement in aggregate principal amount of $609,000. The Note matures in 12 months from the issue date of the Note (the “Maturity Date”), with an annual interest rate of 8%. The Note carries an original issue discount of $44,000. In addition, the Company agrees to pay $15,000 to cover the transaction costs incurred in connection with the purchase and sale of this Note (“Transaction Expense Amount”). Thus, the net proceeds of the Note were $550,000. The Note is convertible into the Company’s ordinary shares at $8.0 per share or at a price equal to 80% multiplied by the lowest daily volume-weighted average price during the 10 trading days immediately preceding the applicable redemption, subject to certain adjustments and limitations, at the holder’s option at any time after six months from the issue date. On the Maturity Date, the holder of the Note has the right to convert all of the outstanding balance of the Note at a price of no less than $2.0 per share (“Floor Price”), which is subject to adjustment by consents of both parties.

For the holder of the Note, conversion price results in beneficial conversion feature (BCF) that is separated as an equity component and assigned a value of $156,440, which is the intrinsic value of the BCF that is measured by difference between the effective conversion price based on the proceeds allocated to the convertible instrument and the conversion prices that are most beneficial to the Note holder and assigned to the equity component and recorded as a debt discount. Debt discount is amortized using the effective interest rate method over the period from the issuance date through the stated maturity date.

The Note is recognized initially at fair value, net of debt discounts including original issue discount, Transaction Expense Amount, and allocation of proceeds to beneficial conversion feature, in the amount of $215,440. As of December 31, 2023, the remaining unamortized debt discount was $159,785, and will be amortized through September 27, 2024. Issuance costs and other Discounts accretion are recorded as interest expense in the consolidated statement of operations.

The Company recognized interest expense of approximately $68,000 for the year ended December 31, 2023 including interest relating to contractual interest obligation approximately of $13,000 and amortization of the discounts and debt issuance cost approximately of $55,000. As a result of discounts accretion and amortization, the Note was in the carrying value of $449,215 as of December 31, 2023.